TAXES (Details - Provision for income tax) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income tax benefit (provision) attributable to:
Current operations	$ 24,522	$ 44,686
Less: Utilization of NOL carry-forward	0	(9,178)
Less: valuation allowance	(24,522)	0
Net provision for income taxes	$ 0	$ 35,508